SHAREHOLDERS' EQUITY (Details)	Aug. 24, 2020	Mar. 31, 2021 $ / shares shares	Aug. 23, 2020	Mar. 31, 2020 $ / shares shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)		500,000,000		500,000,000
Ordinary shares, par value (in US dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares issued (in shares)		50,016,457		49,984,223
Ordinary shares, shares outstanding (in shares)		48,850,574		48,818,340
ADS ratio	3		1
Reverse ADS split ratio	3